As of December 31, 2022, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description		Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Bank Loans*
Health Care		$-	$2,933,000	$1,930,000	$4,863,000
Total Bank Loans		-	2,933,000	1,930,000	4,863,000

Total Common Stocks*		21,892,097	-	-	21,892,097

Total Real Estate Investment Trust (REIT)*		566,767	-	-	566,767

Total Convertible Bonds*		-	2,877,761	-	2,877,761

Total Corporate Bonds*		-	8,940,647	-	8,940,647

Total Warrants*				77,804	77,804

Money Market Fund*		1,752,474	-	-	1,752,474

U.S. Treasury Bill*		-	1,983,170	-	1,983,170

Total Assets		$24,211,338	$16,734,578	$2,007,804	$42,953,720

Intrepid Small Cap Fund
		Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*		$45,088,821	$-	$-	$45,088,821

Total Exchange-Traded Fund*		1,907,915	-	-	1,907,915

Total Assets		$46,996,736	$-	$-	$46,996,736

Intrepid Income Fund
		Level 1	Level 2	Level 3	Total
Assets
Total Bank Loans*
Health Care		-	14,208,000	25,682,089	39,890,089
Total Bank Loans			14,208,000	25,682,089	39,890,089

Total Convertible Bonds*		-	30,367,027	-	30,367,027

Total Corporate Bonds*
Capital Goods		-	22,807,988	-	22,807,988
Clothing and Clothing Accessories Stores		-	8,834,512	-	8,834,512
Commercial & Professional Services		-	19,846,974	3,005,956	22,852,930
Consumer Durables & Apparel		-	8,326,494	-	8,326,494
Consumer Services		-	8,331,153	-	8,331,153
Diversified Financials		-	12,787,630	-	12,787,630
Energy		-	41,197,087	-	41,197,087
Food, Beverage & Tobacco		-	8,302,367	-	8,302,367
Materials		-	11,269,001	-	11,269,001
Media & Entertainment		-	10,844,846	-	10,844,846
Pipeline Transportation		-	8,348,798	-	8,348,798
Pharmaceuticals, Biotechnology & Life Sciences		-	17,449,578	-	17,449,578
Retailing		-	4,872,656	-	4,872,656
Securities, Commodity Contracts, and Other Financial Investments and Related Activities		-	7,642,080	-	7,642,080
Support Activities for Mining		-	9,416,537	-	9,416,537
Telecommunication Services		-	10,250,711	-	10,250,711
Total Corporate Bonds			210,528,412	3,005,956	213,534,368

Warrant*		2,659	-	-	2,659

Money Market Fund*		14,661,375	-	-	14,661,375

Total Assets		$14,664,034	$255,103,439	$28,688,045	$298,455,518

Unrealized Depreciation on Forward Currency Contracts		-	(562,709)	-	(562,709)

Total Liabilities		$14,664,034	$254,540,730	$28,688,045	$297,892,809

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.

	Intrepid Capital Fund	Intrepid Income Fund
Beginning Balance - October 1, 2022	$1,946,013	$24,614,250
Purchases	-	4,000,001
Sales	-	(337,911)
Realized gains	-	3,361
Realized losses	-	-
Change in unrealized appreciation	61,791	408,344
Net Transfers Into Level 3	-	-
Net Transfers Out of Level 3	-	-
Ending Balance - March 31, 2022	$2,007,804	$28,688,045

As of December 31, 2022, the change in unrealized appreciation on the positions still held in the Intrepid Capital Fund was $61,791, and was $408,344 for the Intrepid Income Fund.